Fair value of financial instruments and marketable securities (Details 4) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013 Warrant	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Sep. 30, 2013 Warrant Minimum	Dec. 31, 2012 Warrant Minimum	Dec. 31, 2011 Warrant Minimum	Sep. 30, 2013 Warrant Maximum	Dec. 31, 2012 Warrant Maximum	Dec. 31, 2011 Warrant Maximum	Sep. 30, 2013 Warrant Preferred shares	Dec. 31, 2012 Warrant Preferred shares	Dec. 31, 2011 Warrant Preferred shares
Changes in the fair value of warrant liability
Beginning balance					$ 95,661	$ 1,878,316	$ 2,340,263
Warrants issued in connection with convertible promissory notes					6,000,000
Deemed dividend	(4,416,499)	(18,248,768)	(7,297,125)	18,248,768	18,248,768
Exercise of warrants issued in connection with convertible promissory notes					(24,248,765)
Change in fair value of warrant liability					3,155	(1,782,655)	(461,947)
Ending balance					$ 98,819	$ 95,661	$ 1,878,316
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Volatility (as a percent)						87.00%	88.00%	69.00%			87.00%
Risk-free interest rate (as a percent)								0.02%	0.16%	0.25%	1.705%	1.18%	1.62%
Strike price (in dollars per share)					$ 128	$ 16				$ 7.26			$ 16.00
Fair value of common shares (in dollars per share)														$ 21.46	$ 2.35	$ 16.00
Expected life								2 months 19 days	1 year	2 years	5 years 11 months 23 days	7 years	8 years